Share Based Payments	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE BASED PAYMENTS
19.	SHARE BASED PAYMENTS

Group and Company Options

The company operates share-based payment arrangements to remunerate directors and key employees in the form of a share option scheme. The exercise price of the option is normally equal to the market price of an ordinary share in the company at the date of grant.

	2020		2019		2018
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	113	16,379	107	18,617	125	10,717
Granted	111	3,870	-	-	104	9,500
Forfeited	(52)	(300)	(152)	(2,238)	(219)	(1,600)
Exercised	(25)	(2,925)

Outstanding at 31 December	67	17,024	113	16,379	107	18,617

Exercisable at 31 December	65	6,249	67	5,521	50	5,236

During the year ending 31 December 2020, 2,925,725 options were exercised. No options were exercised in the year to 31 December 2019.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $7,046k (2019: $5,237k).

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2020 (‘000)
26 June 2014	26 June 2024	$0.47	1,831
30 April 2018	30 April 2028	$1.10	1,300
6 May 2020	5 May 2028	$0.47	12,393
23 July 2020	26 July 2030	$2.11	1,000
25 August 2020	24 August 2030	$1.98	500
Total			17,024

Fair value of options granted

The Directors have used the Black-Scholes option pricing model to estimate the fair value of most of the options granted during the year to December 31, 2020 applying the assumptions below.

Historical volatility is based on the historical volatility of the Company itself.

The Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future.

The Company has estimated a forfeiture rate of zero.

The model inputs for options granted during the year ended 31 December 2020 valued under the Black Scholes Valuation model included:

	6 May 2020	23 July 2020

Grant date share price	$0.853	$2.184
Exercise share price	$0.478	$2.150
Risk free rate	0.04% to 0.05%	0.04% to 0.05%
Expected volatility	92% to 117%	92% to 117%
Option life	10 years	10 years
Weighted average share price	$0.853	$2.184
Weighted average fair value per share option	$0.478	$2.150

For the options issued in August 2020 with a market condition attached, the Directors have used the Monte Carlo simulation to estimate the fair value of these options. The Company uses the following methods to determine its underlying assumptions:

●	expected volatilities are based on the historical volatilities of the market;

●	the expected term of the award is 4 years and is based on managements’ assessment of when the market condition is likely to be achieved; and

●	a range of fair value’s per share were produced and management have determined the most appropriate value based on their knowledge of the market and vesting conditions being fulfilled.

Modification of share based payments.

In May 2020, the Company reduced the exercise price for options issued to employees and directors to $0.48 (£0.35). This was approved by shareholders at a General Meeting held on May 6, 2020.

The fair value of the modified options at the date of modification was determined using the option pricing models as described above. The incremental fair value was recognised as an expense over the period from the modification date to the end of the vesting period. The expense for the original option grant will continue to be recognised as if the terms had not been modified.

The fair value of the modified options was determined using the same models and principles as described above.

Warrants Issued in 2020

Warrants issued in lieu of fees

On June 1 2020, warrants were granted over 35,714 shares at an exercise price of $0.96 (£0.70) per share in lieu of broker fees. The warrants are exercisable until 1 June 2023.

Warrants issued as incentive

In January 2020, additional warrants were granted over 2,037,350 shares at an exercise price of $0.57 (£0.42) per share in conjunction with Convertible Loan Note’s that were issued in 2019. The warrants are exercisable until 31 October 2024 and were exercised during April and June 2020.

On January 21, 2020, warrants were granted over 285,714 shares at an exercise price of $0.48 (£0.35) per share in conjunction with a Convertible Loan Note. The warrants are exercisable until January 21, 2023 and were exercised in October 2020.

The Directors have estimated the fair value of the warrants using the Black-Scholes valuation model and assumptions below:

	January 2020	21 January 2020	1 June 2020

Grant date share price	£0.43	£0.43	£1.15
Exercise share price	£0.42	£0.35	£0.70
Risk free rate	0.64%	0.40%	0.04%
Expected volatility	61.7%	84.7%	111%

For each set of warrants, the charge has been expensed over the service period. A share-based payment charge for the year of $29k (year to December 2019 £nil) has been expensed in the statement of comprehensive income.

	2020 $000	2019 $000

Outstanding at 1 January	2,418	1,873
Granted	324	545
Transfer to share premium on exercise of warrants	(2,046)	-

Outstanding at 31 December	697	2,418

Warrants Issued prior to 2020

On October 31, 2019, warrants were granted over 185,950 shares at an exercise price of $0.55 per share in in lieu of fundraising fees. The warrants are exercisable until 31 October 2024.

On October 31, 2019, warrants were granted over 1,289,372 shares at an exercise price of $0.55 per share in connection with the issuance of a convertible loan note. The warrants are exercisable until October 31, 2024.